STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) - $ / shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
First quarterly distribution paid per unit (in dollars per unit)	$ 0.56	$ 0.29
Second quarterly distribution paid per unit (in dollars per unit)	0.12	0.3
Third quarterly distribution paid per unit (in dollars per unit)	0.34	0.39
Fourth quarterly distribution declared per unit (in dollars per unit)	$ 0.26	$ 5.95